UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2016

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.
Schedule of Investments January 31, 2016 (unaudited)

Nuance Concentrated Value Fund

	Shares	Value
COMMON STOCKS - 97.6%
Consumer Staples - 7.9%
Diageo PLC - ADR	169,043	$18,200,860
Wal-Mart Stores, Inc.	221,185	14,677,837
		32,878,697
Energy - 19.8%
Cameron International Corp. *	323,926	21,268,981
Frank's International N.V.	3,590,265	52,525,577
Schlumberger Ltd.	125,784	9,090,410
		82,884,968
Financials - 17.3%
BOK Financial Corp.	721,258	36,070,113
Commerce Bancshares, Inc.	461,579	18,984,744
Corrections Corporation of America - REIT	214,922	6,191,903
National Western Life Group, Inc. - Class A	30,702	7,083,872
Northern Trust Corp.	65,969	4,095,356
		72,425,988
Healthcare - 5.1%
Johnson & Johnson	122,322	12,775,310
Patterson Companies, Inc.	197,377	8,380,627
		21,155,937
Industrials - 21.4%
American Science and Engineering, Inc.	326,371	11,713,455
Deere & Co.	223,049	17,177,003
Emerson Electric Co.	414,075	19,039,169
Hub Group, Inc. - Class A *	198,368	6,044,273
Lindsay Corp.	217,924	15,328,774
United Parcel Service, Inc. - Class B	197,140	18,373,448
Xylem, Inc.	58,259	2,094,411
		89,770,533
Information Technology - 2.6%
MKS Instruments, Inc.	306,393	10,858,568
Materials - 9.6%
H.B. Fuller Co.	917,286	34,141,385
Praxair, Inc.	61,208	6,120,800
		40,262,185
Utilities - 13.9%
National Fuel Gas Co.	1,286,486	58,316,410
Total Common Stocks
(Cost $440,246,141)		408,553,286

SHORT-TERM INVESTMENT - 1.2%
Fidelity Institutional Government Portfolio, Class I, 0.18% ^
(Cost $5,083,018)	5,083,018	5,083,018

Total Investments - 98.8%
(Cost $445,329,159)		413,636,304
Other Assets and Liabilities, Net - 1.2%		5,027,009
Total Net Assets - 100.0%		$418,663,313

*		Non-income producing security
^		The rate shown is the annualized seven day effective yield as of January 31, 2016.
ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended January 31, 2016, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares	Dividend Income	Realized Loss
American Science and Engineering, Inc. #	361,345	33,376	68,350	326,371	$ 523,849	$ (1,387,206)

# Unaffiliated company as of January 31, 2016.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$408,553,286	$-	$-	$408,553,286
Short-Term Investment	5,083,018	-	-	5,083,018
Total Investments	$413,636,304	$-	$-	$413,636,304

Transfers between levels are recognized at the end of the reporting period.  During the period ended January 31, 2016, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments January 31, 2016 (unaudited)

Nuance Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 96.5%
Consumer Discretionary - 1.0%
Genuine Parts Co.	4,127	$355,624
Nordstrom, Inc.	6,983	342,865
		698,489
Consumer Staples - 1.5%
Sanderson Farms, Inc.	4,321	350,952
Sysco Corp.	16,741	666,459
		1,017,411
Energy - 14.9%
Cameron International Corp. *	49,832	3,271,969
EQT Corp.	11,631	718,098
Frank's International N.V.	295,076	4,316,962
Halliburton Co.	33,534	1,066,046
Helmerich & Payne, Inc.	7,450	378,460
National Oilwell Varco, Inc.	22,047	717,409
		10,468,944
Financials # - 25.8%
BB&T Corp.	10,520	343,583
BOK Financial Corp.	87,006	4,351,170
Chubb Ltd.	1	65
CNA Financial Corp.	10,276	341,471
Commerce Bancshares, Inc.	69,176	2,845,209
Corrections Corporation of America - REIT	96,785	2,788,376
Cullen/Frost Bankers, Inc.	15,384	736,278
M&T Bank Corp.	6,431	708,568
MetLife, Inc.	15,223	679,707
National Western Life Group, Inc. - Class A	7,493	1,728,860
Northern Trust Corp.	33,402	2,073,596
Rayonier, Inc. - REIT	17,409	367,156
State Street Corp.	19,864	1,107,021
		18,070,995
Healthcare - 4.8%
Patterson Companies, Inc.	56,920	2,416,823
Smith & Nephew - ADR	10,101	338,990
Waters Corp. *	2,565	310,904
Zimmer Biomet Holdings, Inc.	3,304	327,955
		3,394,672
Industrials - 23.8%
American Science and Engineering, Inc.	73,376	2,633,465
Caterpillar, Inc.	5,652	351,780
Deere & Co.	31,917	2,457,928
Dover Corp.	6,168	360,520
Emerson Electric Co.	38,696	1,779,242
Flowserve Corp.	27,335	1,056,224
Heartland Express, Inc.	41,039	703,819
Hub Group, Inc. - Class A *	45,128	1,375,050
ITT Corp.	10,950	355,328
J.B. Hunt Transport Services, Inc.	4,755	345,688
Lindsay Corp.	35,481	2,495,734
MSA Safety, Inc.	16,940	725,032
Norfolk Southern Corp.	4,832	340,656
Simpson Manufacturing Co., Inc.	10,734	350,250
Woodward, Inc.	14,627	675,621
Xylem, Inc.	19,401	697,466
		16,703,803

Information Technology - 5.3%
Applied Materials, Inc.	19,355	341,616
Cabot Microelectronics Corp. *	24,316	988,202
MKS Instruments, Inc.	67,882	2,405,738
		3,735,556
Materials - 10.0%
Air Products and Chemicals, Inc.	2,814	356,562
Compass Minerals International, Inc.	4,565	341,690
FMC Technologies, Inc. *	13,999	352,075
H.B. Fuller Co.	105,022	3,908,919
Praxair, Inc.	20,428	2,042,800
		7,002,046
Utilities - 9.4%
AGL Resources, Inc.	20,636	1,311,624
Exelon Corp.	12,050	356,319
National Fuel Gas Co.	109,174	4,948,857
		6,616,800
Total Common Stocks
(Cost $68,738,398)		67,708,781

SHORT-TERM INVESTMENT - 3.0%
Fidelity Institutional Government Portfolio, Class I, 0.18% ^
(Cost $2,081,245)	2,081,245	2,081,245

Total Investments - 99.5%
(Cost $70,819,643)		69,790,026
Other Assets and Liabilities, Net - 0.5%		367,585
Total Net Assets - 100.0%		$70,157,611

*		Non-income producing security
#
As of January 31, 2016, the Fund had a significant portion of its assets invested in this sector.  The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer finance and spending.

^		The rate shown is the annualized seven day effective yield as of January 31, 2016.
REIT	-	Real Estate Investment Trust
ADR	-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$67,708,781	$-	$-	$67,708,781
Short-Term Investment	2,081,245	-	-	2,081,245
Total Investments	$69,790,026	$-	$-	$69,790,026

Transfers between levels are recognized at the end of the reporting period.  During the period ended January 31, 2016, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments January 31, 2016 (unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 96.8%
Consumer Staples - 7.8%
Diageo PLC - ADR (a)	5,635	$606,720
Wal-Mart Stores, Inc.	7,277	482,902
		1,089,622
Energy - 19.3%
Cameron International Corp. (a) *	10,132	665,267
Frank's International N.V. (a)	117,943	1,725,506
Schlumberger Ltd.	4,069	294,067
		2,684,840
Financials - 17.0%
BOK Financial Corp. (a)	24,150	1,207,742
Commerce Bancshares, Inc.	15,218	625,916
Corrections Corporation of America - REIT	7,137	205,617
National Western Life Group, Inc. - Class A	848	195,659
Northern Trust Corp.	2,212	137,321
		2,372,255
Healthcare - 5.1%
Johnson & Johnson	4,096	427,786
Patterson Companies, Inc.	6,609	280,618
		708,404
Industrials - 21.2%
American Science and Engineering, Inc.	10,709	384,346
Deere & Co. (a)	7,414	570,952
Emerson Electric Co. (a)	13,644	627,351
Hub Group, Inc. - Class A *	6,784	206,709
Lindsay Corp.	6,857	482,321
United Parcel Service, Inc. - Class B (a)	6,645	619,314
Xylem, Inc.	1,951	70,139
		2,961,132
Information Technology - 2.5%
MKS Instruments, Inc.	9,782	346,674

Materials - 9.8%
H.B. Fuller Co. (a)	31,207	1,161,525
Praxair, Inc.	2,075	207,500
		1,369,025
Utilities - 14.1%
National Fuel Gas Co. (a)	43,450	1,969,588
Total Common Stocks
(Cost $13,816,460)		13,501,540

SHORT-TERM INVESTMENT - 3.1%
Fidelity Institutional Government Portfolio, Class I, 0.18% ^
(Cost $428,778)	428,778	428,778

Total Investments - 99.9%
(Cost $14,245,238)		13,930,318
Other Assets and Liabilities, Net - 0.1%		20,196
Total Net Assets - 100.0%		$13,950,514

(a)		All or a portion of this security is designated as collateral for securities sold short. As of January 31, 2016, the value of the collateral was $5,440,734.
*		Non-income producing security.
^		The rate shown is the annualized seven day effective yield as of January 31, 2016.
REIT	-	Real Estate Investment Trust
ADR	-	American Depositary Receipt

Schedule of Securities Sold Short January 31, 2016 (unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 18.1%
Consumer Discretionary - 3.0%
Home Depot, Inc.	1,073	$134,940
McDonald's Corp.	1,202	148,784
TJX Companies, Inc.	1,949	138,847
		422,571
Consumer Staples - 5.3%
Altria Group, Inc.	7,308	446,592
Coca-Cola Co.	3,306	141,893
Kraft Heinz Co.	1,945	151,827
		740,312
Industrials - 1.9%
Delta Air Lines, Inc.	2,811	124,499
Waste Management, Inc.	2,656	140,635
		265,134
Financials - 7.9%
Equity Residential - REIT	4,905	378,126
Public Storage - REIT	1,712	434,095
Realty Income Corp. - REIT	2,747	153,255
Simon Property Group, Inc. - REIT	731	136,171
		1,101,647
Total Securities Sold Short
(Proceeds $2,532,398)		$2,529,664

REIT-	Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of January 31, 2016, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,501,540	$–	$–	$13,501,540
Short-Term Investment	428,778	-	–	428,778
Total Investments	$13,930,318	$–	$–	$13,930,318

Securities Sold Short
Common Stocks	$2,529,664	$–	$–	$2,529,664
Total Securities Sold Short	$2,529,664	$–	$–	$2,529,664

Transfers between levels are recognized at the end of the reporting period.  During the period ended January 31, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows*:
	Nuance Concentrated Value Fund	Nuance Mid Cap Value Fund	Nuance Concentrated Value Long- Short Fund
Cost of investments	$445,329,159	$70,819,643	$14,245,238

Gross unrealized appreciation	15,008,176	2,477,271	265,873

Gross unrealized depreciation	(46,701,031)	(3,506,888)	(580,793)

Net unrealized depreciation	$(31,692,855)	$(1,029,617)	$(314,920)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date   March 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date   March 21, 2016

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, Treasurer

Date   March 21, 2016